SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Net loss	$ (175,730)	$ 145,601	$ (228,913)	$ (77,177)	$ (30,129)	$ (306,090)	$ (24,926,364)	$ (776,960)
Less: income allocated to participating securities
Net loss allocated to common stockholders	$ (175,730)		$ (228,913)		$ (30,129)	$ (306,090)
Weighted-average shares outstanding – basic	22,600,363		18,000,000		22,598,291	18,000,000	18,289,571	18,000,000
Loss per share – basic	$ (0.01)		$ (0.01)		$ (0.00)	$ (0.02)	$ (1.36)	$ (0.04)
Weighted-average shares outstanding – diluted	22,600,363		18,000,000		22,598,291	18,000,000	18,289,571	18,000,000
Loss per share – diluted	$ (0.01)		$ (0.01)		$ (0.00)	$ (0.02)	$ (1.36)	$ (0.04)